GuidePath® Managed Futures Strategy Fund
Consolidated Schedule of Investments (Unaudited)
December 31, 2021

Principal Amount		Value
	SHORT TERM INVESTMENTS - 95.86%
	Certificate of Deposits - 36.19%
$5,000,000	Bank of America NA
	0.330%, 07/13/2022	$5,000,000
5,000,000	Bank of Montreal
	0.200%, 06/23/2022	5,000,000
5,000,000	Bank of Nova Scotia
	0.220%, 04/14/2022	5,000,000
6,000,000	CIBC
	0.140%, 02/24/2022	6,000,000
3,000,000	Cooperatieve Centrale Raiffe
	0.120%, 02/15/2022	3,000,000
5,000,000	Mitsubishi Trust & Banking Corp.
	0.320%, 06/06/2022	5,000,108
8,000,000	Mizuho Bank, Ltd.
	0.260%, 05/16/2022	8,000,000
5,000,000	Oversea-Chinese Banking Corp., Ltd.
	0.140%, 03/01/2022	5,000,041
7,000,000	Royal Bank of Canada
	0.100%, 02/08/2022	7,000,000
8,000,000	Skandinaviska Enskilda Banken AB - Class A
	0.140%, 02/18/2022	8,000,000
	Sumitomo Mitsui Banking Corp.
5,000,000	0.120%, 01/18/2022	5,000,000
2,500,000	0.130%, 01/24/2022	2,500,000
7,000,000	Sumitomo Mitsui Trust Bank, Ltd.
	0.250%, 05/16/2022	7,000,000
6,000,000	Svenska HandelBanken - A Shares
	0.120%, 03/07/2022	6,000,054
		77,500,203
Number of Shares
	Money Market Funds - 4.54%
9,717,107	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.04% (a)(b)	9,717,107
Principal Amount
	United States Treasury Bill - 55.13%
$8,100,000	0.035%, 01/06/2022 (b)(c)(d)	8,099,961
9,000,000	0.041%, 01/18/2022 (c)	8,999,830
10,000,000	0.056%, 01/27/2022 (c)	9,999,603
2,500,000	0.030%, 02/03/2022 (c)(d)	2,499,931
9,000,000	0.053%, 02/08/2022 (c)	8,999,501
10,000,000	0.035%, 02/10/2022 (c)	9,999,611
2,000,000	0.044%, 03/03/2022 (c)(d)	1,999,861
4,000,000	0.046%, 03/10/2022 (c)	3,999,725
8,000,000	0.041%, 03/17/2022 (c)	7,999,185
7,000,000	0.041%, 03/22/2022 (c)	6,999,045
9,000,000	0.046%, 03/31/2022 (c)	8,998,962
2,500,000	0.053%, 04/07/2022 (c)(d)	2,499,556
6,000,000	0.056%, 04/28/2022 (c)	5,998,635
9,000,000	0.061%, 05/05/2022 (c)	8,997,751
8,000,000	0.056%, 05/19/2022 (c)	7,997,197
4,000,000	0.086%, 05/26/2022 (c)	3,998,586
10,000,000	0.117%, 06/16/2022 (c)	9,994,248
		118,081,188
	Total Short Term Investments (cost $205,301,332)	205,298,498

	Total Investments (Cost $205,301,332) - 95.86%	205,298,498
	Other Assets in Excess of Liabilities - 4.14%	8,865,111
	TOTAL NET ASSETS - 100.00%	$214,163,609

Percentages are stated as a percent of net assets.
(a)	Seven-day yield as of December 31, 2021.
(b)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(c)	Zero coupon bond. The effective yield is listed.
(d)	All or a portion of this security is held as collateral for certain futures contracts. The approximate value of the portion of these securities held as collateral is $14,344,326.

GuidePath® Managed Futures Strategy Fund
Consolidated Schedule of Open Futures Contracts (Unaudited)
December 31, 2021

	Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value / Unrealized Appreciation (Depreciation)
	3 Month SOFR Futures	(91)	(22,695,400)	Jun-22	$20,315
	Amsterdam IDX Futures	31	5,630,646	Jan-22	89,504
	Australian 10-Year Treasury Bond Futures	(22)	(2,227,520)	Mar-22	5,857
	Australian 3-Year Treasury Bond Futures	(700)	(58,134,773)	Mar-22	(3,105)
	Australian Dollar Futures	(351)	(25,545,780)	Mar-22	(949,220)
	Brazilian Real Futures	(30)	(534,000)	Jan-22	(13,405)
	Brent Crude Futures (a)	96	7,466,880	Jan-22	234,595
	British Pound Futures	(297)	(25,116,919)	Mar-22	(502,921)
	CAC40 Index Futures	98	7,969,648	Jan-22	189,461
	Canadian 10-Year Bond Futures	51	5,750,125	Mar-22	(19,582)
	Canadian Dollar Futures	(482)	(38,102,100)	Mar-22	(303,917)
	Cocoa Futures (a)	(54)	(1,360,800)	Mar-22	(34,631)
	Coffee ‘C’ Futures (a)	45	3,815,438	Mar-22	66,079
	Copper Futures (a)	50	5,579,375	Mar-22	125,899
	Corn Futures (a)	211	6,258,788	Mar-22	67,600
	Cotton No. 2 Futures (a)	75	4,222,500	Mar-22	(4,678)
	DAX® Index Futures	7	3,159,105	Mar-22	31,211
	DJIA E-Mini CBOT Futures	75	13,584,750	Mar-22	198,074
	ECX Emission Futures (a)	38	3,489,156	Dec-22	387,890
	E-mini Nasdaq 100 Futures	55	17,952,825	Mar-22	201,702
	E-mini Russell 2000 Futures	9	1,009,260	Mar-22	6,952
	E-mini S&P 500 Futures	106	25,220,050	Mar-22	531,962
	E-mini S&P Mid Cap 400 Futures	25	7,094,250	Mar-22	156,427
	Euro Fx Futures	(314)	(44,754,813)	Mar-22	(256,930)
	Euro Stoxx 50® Index Futures	93	4,539,620	Mar-22	106,187
	Euro Stoxx 600® Index Futures	139	3,849,462	Mar-22	102,236
	Euro-Bobl Futures	(122)	(18,506,609)	Mar-22	22,637
	Euro-BTP Futures	(41)	(6,862,196)	Mar-22	56,090
	Euro-BTP Futures - Short	(116)	(14,911,550)	Mar-22	5,030
	Euro-Bund Futures	16	3,121,671	Mar-22	(58,830)
	Euro-Buxl® 30 Year Futures	407	116,473,544	Mar-22	10,339
	Euro-Buxl® 30 Year Futures	48	11,297,911	Mar-22	(508,292)
	Eurodollar 90 Day Futures	(1,415)	(352,529,563)	Mar-22	170,797
	Euro-OAT Futures	(2)	(371,492)	Mar-22	146
	Euro-Schatz Futures	271	34,564,957	Mar-22	(49,955)
	FTSE 100 Index Futures	93	9,219,437	Mar-22	130,977
	FTSE China A50 Index Futures	(18)	(282,582)	Jan-22	2,018
	FTSE JSE Top 40 Futures	99	4,162,038	Mar-22	65,328
	FTSE MIB Index Futures	35	5,428,815	Mar-22	112,320
	FTSE Taiwan Index Futures	168	10,775,520	Jan-22	155,497
	Gold 100 Oz. Futures (a)	(4)	(731,440)	Feb-22	(16,009)
	Hang Seng Index Futures	(60)	(9,022,449)	Jan-22	(115,395)
	HSCEI Index Futures	(145)	(7,686,485)	Jan-22	(62,160)
	ICE 3 Month Sonia Futures	(93)	(31,279,558)	Jun-22	58,431
	Indian Rupee Futures	(20)	(536,680)	Jan-22	(10,999)
	Japanese Yen Futures	(353)	(38,379,925)	Mar-22	427,133
	Lean Hogs Futures (a)	16	521,440	Feb-22	(9,663)
	Live Cattle Futures (a)	8	447,040	Feb-22	(1,962)
	LME Aluminum Futures (a)(b)	76	5,335,200	Mar-22	133,791
	LME Aluminum Futures (a)(b)	(14)	(982,800)	Mar-22	(76,506)
	LME Copper Futures (a)(b)	11	2,676,163	Mar-22	39,914
	LME Nickel Futures (a)(b)	28	3,493,308	Mar-22	163,443
	LME Zinc Futures (a)(b)	49	4,346,300	Mar-22	268,252
	Long Gilt Futures	29	4,902,680	Mar-22	(102,910)
	Low Sulphur Gas Oil Futures (a)	94	6,262,750	Feb-22	161,883
	Mexican Peso Futures	(55)	(1,327,150)	Mar-22	(42,703)
	MSCI EAFE Index Futures	35	4,063,150	Mar-22	25,857
	MSCI Emerging Markets Index Futures	(94)	(5,763,610)	Mar-22	(12,208)
	MSCI Singapore Index Futures	(45)	(1,135,853)	Jan-22	(12,827)
	Natural Gas Futures (a)	(15)	(533,550)	Feb-22	20,947
	New Zealand Dollar Futures	(285)	(19,503,975)	Mar-22	(196,487)
	Nikkei 225 Futures	6	1,501,174	Mar-22	45,498
	NY Harbor ULSD Futures (a)	50	4,883,130	Jan-22	169,731
	OMXS30 Futures	192	5,140,391	Jan-22	148,655
	Palladium Futures (a)	(4)	(764,840)	Mar-22	(77,799)
	Platinum Futures (a)	(40)	(1,932,400)	Apr-22	(84,540)
	RBOB Gasoline Futures (a)	74	6,914,057	Jan-22	381,208
	S&P/TSX 60 Index Futures	108	21,872,359	Mar-22	371,665
	SGX Iron Ore 62% Futures (a)	(3)	(36,222)	Feb-22	(1,851)
	Silver Futures (a)	(49)	(5,721,240)	Mar-22	(267,923)
	South African Rand Futures	(194)	(6,021,275)	Mar-22	(83,428)
	Soybean Futures (a)	99	6,629,288	Mar-22	(33,396)
	Soybean Meal Futures (a)	131	5,228,210	Mar-22	23,532
	Soybean Oil Futures (a)	32	1,085,376	Mar-22	(66,311)
	SPI 200 Index Futures	60	8,017,941	Mar-22	45,161
	Sugar No. 11 Futures (a)	118	2,495,181	Feb-22	(152,189)
	Swiss Franc Futures	(65)	(8,931,000)	Mar-22	(48,839)
	TOPIX Index Futures	16	2,770,755	Mar-22	52,005
	U.S. Treasury 10-Year Note Futures	(71)	(9,263,281)	Mar-22	(45,678)
	U.S. Treasury 2-Year Note Futures	(667)	(145,520,641)	Mar-22	78,999
	U.S. Treasury 5-Year Note Futures	(683)	(82,626,993)	Mar-22	(59,298)
	U.S. Treasury Long Bond Futures	84	13,476,750	Mar-22	(143,542)
	U.S. Treasury Ultra Bond Futures	46	9,067,750	Mar-22	(134,466)
	U.S. Ultra 10 Year Futures	103	15,083,063	Mar-22	(67,062)
	Wheat Futures (a)	73	2,813,238	Mar-22	(223,997)
	WTI Crude Futures (a)	72	5,415,120	Jan-22	204,269
					$1,217,890

(a)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(b)
London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

GuidePath® Managed Futures Strategy Fund
Consolidated Schedule of Open Forward Currency Contracts (Unaudited)
December 31, 2021

Forward			Amount of		Amount of	Unrealized
Expiration		Currency to be	Currency to	Currency to be	Currency to	Appreciation
Date	Counterparty	received	be received	delivered	be delivered	(Depreciation)
3/16/2022	NatWest	Chinese Yuan Renminbi	78,000,000	U.S. Dollar	12,154,985	$54,604
3/16/2022	NatWest	Norwegian Krone	10,000,000	U.S. Dollar	1,120,082	13,853
3/16/2022	NatWest	Polish Zloty	2,500,000	U.S. Dollar	607,076	9,899
3/16/2022	NatWest	Singapore Dollar	1,625,000	U.S. Dollar	1,202,374	3,012
3/16/2022	NatWest	Singapore Dollar	3,375,000	U.S. Dollar	2,494,455	9,039
3/16/2022	NatWest	Singapore Dollar	1,750,000	U.S. Dollar	1,292,055	6,053
3/16/2022	NatWest	U.S. Dollar	1,246,723	Chinese Yuan Renminbi	8,000,000	(5,543)
3/16/2022	NatWest	U.S. Dollar	369,516	New Turkish Lira	5,400,000	(13,105)
3/16/2022	NatWest	U.S. Dollar	10,596,348	Norwegian Krone	96,000,000	(289,424)
3/16/2022	NatWest	U.S. Dollar	11,084,935	Polish Zloty	45,500,000	(144,003)
3/16/2022	NatWest	U.S. Dollar	22,579,552	Singapore Dollar	30,875,000	(327,605)
3/16/2022	NatWest	U.S. Dollar	1,981,911	Swedish Krona	18,000,000	(11,318)
3/16/2022	NatWest	U.S. Dollar	18,908,689	Swedish Krona	172,000,001	(137,728)
3/16/2022	NatWest	U.S. Dollar	1,974,069	Swedish Krona	18,000,000	(19,161)
						$(851,427)